SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Selling and marketing expense	$ 47	$ 57	$ 238	$ 272
Other Expense [Member]
Selling and marketing expense			29	20
Share-Based Payment Arrangement [Member]
Selling and marketing expense			1
Salaries And Related Expenses [Member]
Selling and marketing expense			84	157
Subcontractors [Member]
Selling and marketing expense			50	31
Transport And Storage [Member]
Selling and marketing expense			49	37
Commissions [Member]
Selling and marketing expense				14
Travel Expenses [Member]
Selling and marketing expense			$ 25	$ 13